Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Class A Ordinary Shares		Class A	Class B Ordinary Shares	Class B	Additional paid-in capital	Statutory surplus reserves	Retained earnings	Accumulated other comprehensive income (loss)	Total
Balance at Dec. 31, 2020	$ 1					$ 1,487	$ 789	$ 24,552	$ 814	$ 27,643
Balance (in Shares) at Dec. 31, 2020	13,500,000			9,000,000
Net income								8,462		8,462
Foreign currency translation									727	727
Balance at Dec. 31, 2021	$ 1					1,487	789	33,014	1,541	36,832
Balance (in Shares) at Dec. 31, 2021	13,500,000			9,000,000
Net income								7,818		7,818
Foreign currency translation									(3,541)	(3,541)
Balance at Dec. 31, 2022	$ 1					1,487	789	40,832	(2,000)	41,109
Balance (in Shares) at Dec. 31, 2022	13,500,000		13,500,000	9,000,000	9,000,000
Net income								8,338		8,338
Net Proceeds from the initial public offering		[1]				13,406				13,406
Net Proceeds from the initial public offering (in Shares)	4,000,000
Appropriation of for statutory reserve							948	(948)
Foreign currency translation									(1,433)	(1,433)
Balance at Dec. 31, 2023	$ 1					$ 14,893	$ 1,737	$ 48,222	$ (3,433)	$ 61,420
Balance (in Shares) at Dec. 31, 2023	17,500,000		17,500,000	9,000,000	9,000,000

[1]	Represents amount less than $1,000.